Consolidated Statements of Changes in Shareholders' Equity (CAD) In Thousands, unless otherwise specified	Total	Common shares	Additional paid-in capital	Deficit	Accumulated other comprehensive (loss) income
Beginning balance at Mar. 31, 2010	181,058	303,505	7,439	(129,886)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(34,650)	0	0	(34,650)	0
Unrealized foreign currency translation gain (loss)	(59)	0	0	0	(59)
Share option plan	1,455	0	1,455	0	0
Deferred performance share unit plan	(44)	0	(44)	0	0
Stock award plan	780	0	780	0	0
Exercised stock options	963	1,349	(386)	0	0
Senior executive stock option plan	(2,237)	0	(2,237)	0	0
Ending balance at Mar. 31, 2011	147,266	304,854	7,007	(164,536)	(59)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(21,162)	0	0	(21,162)	0
Unrealized foreign currency translation gain (loss)	40	0	0	0	40
Share option plan	1,373	0	1,373	0	0
Reclassified to restricted share unit liability	(121)	0	(121)	0	0
Stock award plan	256	0	256	0	0
Exercised stock options	35	54	(19)	0	0
Repurchase of shares to settle stock award plan	(822)	0	(700)	(122)	0
Senior executive stock option plan	915	0	915	0	0
Ending balance at Mar. 31, 2012	127,780	304,908	8,711	(185,820)	(19)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(1,463)	0	0	(1,463)	0
Unrealized foreign currency translation gain (loss)	31	0	0	0	31
Share option plan	1,333	0	1,333	0	0
Stock award plan	14	0	14	0	0
Repurchase of shares to settle stock award plan	(148)	0	(148)	0	0
Senior executive stock option plan	397	0	397	0	0
Ending balance at Mar. 31, 2013	127,944	304,908	10,307	(187,283)	12